FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial liabilities by category
Financial liabilities		$ 146,012,285
Amortized cost
Financial liabilities by category
Financial liabilities	$ 152,319,053		$ 130,232,069
Fair value
Financial liabilities by category
Financial liabilities	2,861,511		2,500,000
Trade Payables and other payables
Financial liabilities by category
Financial liabilities		27,708,830
Trade Payables and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	40,578,494		22,794,716
Borrowings
Financial liabilities by category
Financial liabilities		91,017,133
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	103,556,730		74,990,135
Employee benefits and social security
Financial liabilities by category
Financial liabilities		4,411,713
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	5,357,218		5,047,045
Financed payment - Acquisition of business
Financial liabilities by category
Financial liabilities		$ 22,874,609
Financed payment - Acquisition of business | Amortized cost
Financial liabilities by category
Financial liabilities	2,826,611		27,400,173
Private warrants | Fair value
Financial liabilities by category
Financial liabilities	$ 2,861,511
Puttable instruments | Fair value
Financial liabilities by category
Financial liabilities			$ 2,500,000